American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2019

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 49.9%
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 2.80%, 11/15/24	1,000,000	1,035,473
Airlines — 0.4%
United Airlines Holdings, Inc., 4.25%, 10/1/22	800,000	837,000
Auto Components — 0.3%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	650,000	653,126
Automobiles — 1.4%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	251,991
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	800,000	800,065
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	400,000	402,261
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	1,000,000	1,010,305
General Motors Financial Co., Inc., 3.45%, 4/10/22	500,000	511,391
		2,976,013
Banks — 11.5%
Banco Santander SA, 3.50%, 4/11/22	600,000	616,320
Banistmo SA, 3.65%, 9/19/22	200,000	202,564
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	1,003,111
Bank of America Corp., VRN, 3.00%, 12/20/23	271,000	277,664
Bank of Montreal, MTN, 2.05%, 11/1/22	1,470,000	1,475,814
Bank of Nova Scotia (The), 3.40%, 2/11/24	1,080,000	1,131,487
Barclays Bank plc, 5.14%, 10/14/20	1,300,000	1,327,303
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,062,493
Citigroup, Inc., 2.70%, 3/30/21	600,000	605,712
Citigroup, Inc., 2.90%, 12/8/21	800,000	813,203
Credit Suisse AG, 2.10%, 11/12/21	800,000	803,767
Fifth Third BanCorp., 2.375%, 1/28/25	630,000	630,854
HSBC Holdings plc, VRN, 2.63%, 11/7/25	1,000,000	1,003,726
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	205,354
JPMorgan Chase & Co., 4.625%, 5/10/21	1,300,000	1,345,465
JPMorgan Chase & Co., VRN, 2.78%, 4/25/23	800,000	812,683
Lloyds Bank plc, 2.25%, 8/14/22	1,000,000	1,004,825
MUFG Union Bank N.A., 2.10%, 12/9/22	1,530,000	1,534,064
PNC Bank N.A., VRN, 2.03%, 12/9/22	800,000	801,080
Regions Financial Corp., 2.75%, 8/14/22	1,000,000	1,017,904
Royal Bank of Canada, MTN, 3.70%, 10/5/23	1,080,000	1,141,656
Toronto-Dominion Bank (The), MTN, 2.65%, 6/12/24	1,080,000	1,106,076
Truist Financial Corp., MTN, 2.20%, 3/16/23	1,000,000	1,006,468
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,000,000	1,062,701
Wells Fargo & Co., 3.07%, 1/24/23	1,000,000	1,020,952
Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	1,000,000	1,001,737
		24,014,983
Biotechnology — 1.8%
AbbVie, Inc., 2.30%, 11/21/22(1)	2,330,000	2,342,678
Biogen, Inc., 3.625%, 9/15/22	575,000	598,362

Gilead Sciences, Inc., 4.40%, 12/1/21	750,000	782,601
		3,723,641
Capital Markets — 1.9%
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	1,000,000	1,015,000
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	500,000	501,731
Goldman Sachs Group, Inc. (The), 3.20%, 2/23/23	1,000,000	1,028,296
Morgan Stanley, MTN, 5.50%, 7/28/21	1,300,000	1,369,745
		3,914,772
Chemicals — 0.6%
Ashland LLC, 4.75%, 8/15/22	800,000	838,000
Olin Corp., 5.50%, 8/15/22	500,000	536,406
		1,374,406
Commercial Services and Supplies — 0.8%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	750,000	754,148
Republic Services, Inc., 3.55%, 6/1/22	1,000,000	1,033,005
		1,787,153
Consumer Finance — 1.5%
Capital One Bank USA N.A., 3.375%, 2/15/23	1,100,000	1,136,518
Discover Financial Services, 3.85%, 11/21/22	1,000,000	1,045,508
Synchrony Financial, 2.85%, 7/25/22	1,000,000	1,012,232
		3,194,258
Containers and Packaging — 1.1%
Ball Corp., 5.00%, 3/15/22	300,000	317,784
Berry Global, Inc., 5.125%, 7/15/23	750,000	771,555
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	750,000	790,305
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	400,000	410,334
		2,289,978
Diversified Financial Services — 0.8%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	500,000	504,538
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	700,000	712,014
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	400,386
		1,616,938
Diversified Telecommunication Services — 1.8%
AT&T, Inc., 2.45%, 6/30/20	200,000	200,696
AT&T, Inc., 4.45%, 5/15/21	500,000	516,254
AT&T, Inc., 3.875%, 8/15/21	800,000	824,280
Ooredoo International Finance Ltd., 4.75%, 2/16/21	900,000	928,058
Orange SA, 4.125%, 9/14/21	500,000	518,179
TBG Global Pte Ltd., 5.25%, 2/10/22	700,000	709,076
		3,696,543
Electric Utilities — 0.5%
Duke Energy Corp., 3.55%, 9/15/21	250,000	255,398
Progress Energy, Inc., 3.15%, 4/1/22	700,000	713,584
		968,982
Energy Equipment and Services†
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	79,375
Entertainment — 0.9%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,075,000	1,080,558
Netflix, Inc., 5.375%, 2/1/21	450,000	465,075

Netflix, Inc., 5.50%, 2/15/22	300,000	318,375
		1,864,008
Equity Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp., 2.25%, 9/1/21	1,000,000	1,002,888
Crown Castle International Corp., 5.25%, 1/15/23	500,000	543,217
Equinix, Inc., 5.875%, 1/15/26	700,000	744,177
Essex Portfolio LP, 3.625%, 8/15/22	600,000	620,657
		2,910,939
Food Products — 0.8%
Conagra Brands, Inc., 3.80%, 10/22/21	600,000	619,163
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(1)	1,000,000	1,000,093
		1,619,256
Health Care Providers and Services — 2.5%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	500,000	505,156
CVS Health Corp., 3.70%, 3/9/23	500,000	520,817
DaVita, Inc., 5.125%, 7/15/24	500,000	513,543
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	600,000	606,010
HCA, Inc., 5.00%, 3/15/24	500,000	546,671
Tenet Healthcare Corp., 8.125%, 4/1/22	1,300,000	1,440,439
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,000,000	1,020,001
		5,152,637
Hotels, Restaurants and Leisure — 1.0%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	600,000	612,999
International Game Technology plc, 6.25%, 2/15/22(1)	1,125,000	1,188,877
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	300,000	301,585
		2,103,461
Household Durables — 0.5%
D.R. Horton, Inc., 2.50%, 10/15/24	500,000	500,461
Lennar Corp., 2.95%, 11/29/20	500,000	502,700
		1,003,161
Insurance — 0.9%
American International Group, Inc., 4.125%, 2/15/24	485,000	520,776
WR Berkley Corp., 4.625%, 3/15/22	1,250,000	1,318,151
		1,838,927
IT Services — 0.2%
Western Union Co. (The), 2.85%, 1/10/25	390,000	391,393
Media — 2.9%
CSC Holdings LLC, 6.75%, 11/15/21	710,000	765,735
DISH DBS Corp., 5.125%, 5/1/20	300,000	302,232
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 5/1/22	1,000,000	1,035,776
TEGNA, Inc., 5.125%, 7/15/20	207,000	207,725
Time Warner Cable LLC, 4.125%, 2/15/21	450,000	457,283
ViacomCBS, Inc., 3.125%, 6/15/22	900,000	918,955
ViacomCBS, Inc., 3.875%, 4/1/24	1,025,000	1,085,274
VTR Finance BV, 6.875%, 1/15/24	1,259,000	1,289,953
		6,062,933
Metals and Mining — 0.8%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	792,000	803,310
HTA Group Ltd., 9.125%, 3/8/22	900,000	931,671
		1,734,981

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc., 5.00%, 12/15/21	460,000	478,285
Multi-Utilities — 1.1%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,500,068
Sempra Energy, 2.875%, 10/1/22	825,000	840,504
		2,340,572
Oil, Gas and Consumable Fuels — 5.8%
Cimarex Energy Co., 4.375%, 6/1/24	1,000,000	1,056,161
Encana Corp., 3.90%, 11/15/21	600,000	614,331
Energy Transfer Operating LP, 4.15%, 10/1/20	500,000	505,362
Energy Transfer Operating LP, 7.50%, 10/15/20	500,000	519,690
Gazprom PJSC Via Gaz Capital SA, 6.00%, 1/23/21	900,000	936,354
Lukoil International Finance BV, 6.125%, 11/9/20	800,000	827,006
MPLX LP, 3.50%, 12/1/22(1)	400,000	411,871
Occidental Petroleum Corp., 4.85%, 3/15/21	558,000	574,828
Petroleos Mexicanos, 4.875%, 1/24/22	2,410,000	2,498,717
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/1/24	800,000	823,089
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	28,025	28,434
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	950,000	976,535
Saudi Arabian Oil Co., 2.75%, 4/16/22	900,000	910,453
Southwestern Energy Co., 4.10%, 3/15/22	700,000	687,093
Williams Cos., Inc. (The), 4.125%, 11/15/20	700,000	708,411
		12,078,335
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co., 3.25%, 8/15/22(1)	1,075,000	1,110,681
Elanco Animal Health, Inc., 4.27%, 8/28/23	1,000,000	1,056,173
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	875,000	879,973
		3,046,827
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	600,000	618,249
United Rentals North America, Inc., 5.50%, 7/15/25	300,000	312,344
United Rentals North America, Inc., 6.50%, 12/15/26	750,000	825,685
		1,756,278
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	900,000	900,747
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	518,836
		1,419,583
Software — 0.1%
NortonLifeLock, Inc., 4.20%, 9/15/20	300,000	303,595
Technology Hardware, Storage and Peripherals — 0.7%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	198,000	201,342
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	740,000	802,652
Seagate HDD Cayman, 4.25%, 3/1/22	475,000	491,631
		1,495,625
Trading Companies and Distributors — 0.3%
International Lease Finance Corp., 4.625%, 4/15/21	535,000	551,748
Transportation Infrastructure — 0.4%
DP World plc, 3.25%, 5/18/20	900,000	902,826
Wireless Telecommunication Services — 1.6%
MTN Mauritius Investments Ltd., 5.37%, 2/13/22	500,000	518,966

Sprint Communications, Inc., 6.00%, 11/15/22	750,000	787,897
VEON Holdings BV, 3.95%, 6/16/21	1,000,000	1,018,100
Vodafone Group plc, 2.95%, 2/19/23	1,000,000	1,024,310
		3,349,273
TOTAL CORPORATE BONDS (Cost $103,332,994)		104,567,284
U.S. TREASURY SECURITIES — 17.9%
U.S. Treasury Bills, 0.74%, 1/30/20(2)	3,000,000	2,996,616
U.S. Treasury Notes, 2.50%, 1/31/21(3)	9,000,000	9,082,654
U.S. Treasury Notes, 2.25%, 4/30/21	3,500,000	3,529,818
U.S. Treasury Notes, 1.75%, 6/15/22	18,000,000	18,068,503
U.S. Treasury Notes, 1.625%, 11/15/22	3,700,000	3,701,199
TOTAL U.S. TREASURY SECURITIES (Cost $37,255,890)		37,378,790
ASSET-BACKED SECURITIES — 9.9%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	202,387	202,637
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	22,487	22,421
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	517,242	527,937
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.37%, (1-month LIBOR plus 0.65%), 4/10/31(1)	195,299	195,369
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	130,790	130,449
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	26,158	26,052
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,062,264	1,066,792
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	382,415	383,927
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	610,159	625,487
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	854,926	853,468
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 12/17/36(1)	625,000	624,941
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.69%, (1-month LIBOR plus 0.95%), 3/17/37(1)	325,000	322,424
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.99%, (1-month LIBOR plus 1.25%), 3/17/37(1)	860,000	859,113
Invitation Homes Trust, Series 2018-SFR2, Class A, VRN, 2.64%, (1-month LIBOR plus 0.90%), 6/17/37(1)	1,413,086	1,412,992
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.82%, (1-month LIBOR plus 1.08%), 6/17/37(1)	150,000	149,304
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.02%, (1-month LIBOR plus 1.28%), 6/17/37(1)	175,000	175,086
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 2.74%, (1-month LIBOR plus 1.00%), 7/17/37(1)	946,183	947,836
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.89%, (1-month LIBOR plus 1.15%), 7/17/37(1)	200,000	199,995
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	1,193,889	1,185,540
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	65,441	65,425
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	37,267	37,331
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	14,631	14,539
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	239,467	239,471
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	204,707	209,622
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	998,785	1,004,232
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	477,000	478,581
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	125,000	125,527
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	150,000	150,722
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	405,952
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	275,000	279,190
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(1)	700,000	710,413
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(1)	800,000	810,813
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	900,000	906,645
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	1,750,000	1,721,912
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	18,373	18,524

Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	27,553	27,542
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	66,708	66,821
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	12,382	12,354
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	131,869	133,982
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	182,710	186,682
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	327,033	330,040
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	523,253	530,460
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	798,643	804,752
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	558,868	557,690
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	152,789	152,485
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	302,731	302,748
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	63,069	63,010
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	306,267	316,156
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	76,567	78,698
TOTAL ASSET-BACKED SECURITIES (Cost $20,550,256)		20,654,089
COLLATERALIZED LOAN OBLIGATIONS — 8.8%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 4.39%, (3-month LIBOR plus 2.55%), 1/20/33(1)(4)	1,000,000	1,000,000
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 4.64%, (3-month LIBOR plus 2.90%), 1/20/32(1)(4)	1,000,000	1,000,000
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.46%, (3-month LIBOR plus 1.55%), 5/15/30(1)	1,000,000	989,057
Atrium XIII, Series 13A, Class B, VRN, 3.43%, (3-month LIBOR plus 1.50%), 11/21/30(1)	1,200,000	1,191,271
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	977,243
CIFC Funding Ltd., Series 2013-2A, Class A2LR, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/18/30(1)	1,050,000	1,043,683
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.06%, (3-month LIBOR plus 1.11%), 1/22/31(1)	1,500,000	1,495,960
CIFC Funding Ltd., Series 2016-1A, Class BR, VRN, 3.91%, (3-month LIBOR plus 1.95%), 10/21/31(1)	1,750,000	1,752,536
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(1)	1,500,000	1,486,884
Gilbert Park CLO Ltd., Series 2017-1A, Class B, VRN, 3.60%, (3-month LIBOR plus 1.60%), 10/15/30(1)	1,975,000	1,959,699
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.66%, (3-month LIBOR plus 1.90%), 1/20/33(1)	1,250,000	1,251,563
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.07%, (3-month LIBOR plus 1.07%), 1/18/31(1)	1,750,000	1,745,759
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	652,370
Magnetite XXIV Ltd., Series 2019-24A, Class C, VRN, 4.46%, (3-month LIBOR plus 2.55%), 1/15/33(1)	1,600,000	1,606,072
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(1)	350,000	343,903
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,479,589)		18,496,000
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.8%
Private Sponsor Collateralized Mortgage Obligations — 1.9%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	24,615	24,842
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	44,544	45,460
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	68,458	68,176
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	15,760	16,190
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(1)	514,863	513,837
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.88%, 8/25/34	46,705	47,239
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	49,175	50,572
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	62,424	62,808
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(1)	501,809	502,668
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.36%, 1/25/37	31,422	27,129
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	1,344,173	1,375,093
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	31,852	32,788

GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.52%, 9/25/35	102,535	105,084
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.36%, 2/25/35	21,710	21,997
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	613,949	618,942
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.53%, (1-month LIBOR plus 0.74%), 9/25/34	83,973	83,209
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	39,605	39,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	15,062	15,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.51%, 10/25/36	64,042	64,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.35%, 12/25/36	123,413	123,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	48,845	49,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	65,995	66,514
		3,954,490
U.S. Government Agency Collateralized Mortgage Obligations — 2.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.04%, (1-month LIBOR plus 3.25%), 5/25/25	100,000	105,346
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.99%, (1-month LIBOR plus 1.20%), 10/25/29	568,825	570,968
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.59%, (1-month LIBOR plus 1.80%), 7/25/30	1,300,000	1,303,866
FHLMC, Series 2019-DNA1, Class M1, VRN, 2.69%, (1-month LIBOR plus 0.90%), 1/25/49(1)	543,821	544,304
FNMA, Series 2014-C02, Class 2M2, VRN, 4.39%, (1-month LIBOR plus 2.60%), 5/25/24	238,605	247,449
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	3,073,128	545,080
FNMA, Series 2016-C03, Class 2M2, VRN, 7.69%, (1-month LIBOR plus 5.90%), 10/25/28	37,914	41,001
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	2,309,087	535,021
FNMA, Series 2017-C05, Class 1M2, VRN, 3.99%, (1-month LIBOR plus 2.20%), 1/25/30	350,000	356,304
FNMA, Series 2017-C07, Class 1M1, VRN, 2.44%, (1-month LIBOR plus 0.65%), 5/25/30	798,538	798,579
FNMA, Series 2018-C01, Class 1M1, VRN, 2.39%, (1-month LIBOR plus 0.60%), 7/25/30	463,024	463,003
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,954,881	587,699
		6,098,620
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,879,977)		10,053,110
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Egypt — 0.5%
Egypt Government International Bond, 6.125%, 1/31/22	1,000,000	1,042,627
Hungary — 0.4%
Hungary Government International Bond, 6.375%, 3/29/21	800,000	844,308
Oman — 0.4%
Oman Government International Bond, 4.125%, 1/17/23	800,000	820,053
South Africa — 0.1%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	201,325
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,799,574)		2,908,313
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	75,000	79,406
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	1,750,000	1,842,569
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	250,000	261,704
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.03%, 12/15/46	190,000	204,244
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.40%, 7/13/29(1)	400,000	404,892
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,784,056)		2,792,815
BANK LOAN OBLIGATIONS(5) — 0.4%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24	250,000	251,137
Health Care Providers and Services — 0.1%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.30%, (1-month LIBOR plus 2.50%), 2/16/23	292,631	293,755

Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.55%, (1-month LIBOR plus 2.75%), 12/23/24	196,239	196,873
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 4.74%, (1-month LIBOR plus 3.00%), 6/2/25	143,335	144,336
TOTAL BANK LOAN OBLIGATIONS (Cost $883,794)		886,101
TEMPORARY CASH INVESTMENTS — 5.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $9,879,777), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $9,672,145)		9,671,420
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $2,198,251), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $2,152,078)		2,152,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,471	9,471
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,832,891)		11,832,891
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $207,799,021)		209,569,393
OTHER ASSETS AND LIABILITIES — (0.1)%		(198,991)
TOTAL NET ASSETS — 100.0%		$209,370,402

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	42	March 2020	$8,400,000	$9,051,000	$(6,001)

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,353,262, which represented 26.4% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $25,489.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	104,567,284	—
U.S. Treasury Securities	—	37,378,790	—
Asset-Backed Securities	—	20,654,089	—
Collateralized Loan Obligations	—	18,496,000	—
Collateralized Mortgage Obligations	—	10,053,110	—
Sovereign Governments and Agencies	—	2,908,313	—
Commercial Mortgage-Backed Securities	—	2,792,815	—
Bank Loan Obligations	—	886,101	—
Temporary Cash Investments	9,471	11,823,420	—
	9,471	209,559,922	—
Liabilities
Other Financial Instruments
Futures Contracts	6,001	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.